     As filed with the Securities and Exchange Commission on December 22, 2004
                                   Securities Act Registration No. 333-
                                  Investment Company Registration No. 811-21656
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                         PRE-EFFECTIVE AMENDMENT NO.                   [_]
                        POST-EFFECTIVE AMENDMENT NO.                   [_]
                                     AND/OR
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [X]
                               AMENDMENT NO. 4 [X]
                                  ------------

                   BLACKROCK GLOBAL ENERGY AND RESOURCES TRUST (Exact Name of
         Registrant as Specified In Declaration of Trust)
                              100 BELLEVUE PARKWAY
                           WILMINGTON, DELAWARE 19809
                    (Address of Principal Executive Offices)
                                 (888) 825-2257
              (Registrant's Telephone Number, including Area Code)
                              ROBERT KAPITO, PRESIDENT
                   BLACKROCK GLOBAL ENERGY AND RESOURCES TRUST
                               40 EAST 52ND STREET
                            NEW YORK, NEW YORK 10022
                     (Name and Address of Agent for Service)
                                   -----------

                                   COPIES TO:

        MICHAEL K. HOFFMAN, ESQ.                      CYNTHIA G. COBDEN, ESQ.
SKADDEN,ARPS, SLATE, MEAGHER & FLOM LLP            SIMPSON THACHER & BARTLETT
           FOUR TIMES SQUARE                           425 LEXINGTON AVENUE
        NEW YORK, NEW YORK 10036                     NEW YORK, NEW YORK 10017
                                   -----------

     Approximate Date of Proposed Public Offering: Upon the effectiveness of this Registration Statement.

     If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of
1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

     It is proposed that this filing will become effective (check appropriate box)

         [ ]   when declared effective pursuant to section 8(c)
         [X]   immediately upon filing pursuant to Rule 462(b). This amendment to Registration Statement is filed in connection with the
               registration of additional securities for an offering pursuant to
               Rule 462(b) under the Securities Act of 1933; the Securities Act registration statement number of the earlier effective
               registration statement for the same offering is 333-119876.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

--------------------------------------------------------------------------------------------------------
                                                    Proposed            Proposed           Amount of
    Title of Securities Being     Amount Being  Maximum Offering    Maximum Aggregate    Registration
           Registered              Registered    Price per Unit      Offering Price           Fee
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Common Shares, $.001 par value      590,000           $25.00          $14,750,000         $ 1,736.08
                                     shares
--------------------------------------------------------------------------------------------------------

                                EXPLANATORY NOTE

     This amendment to Registration Statement is being filed in connection with the registration of additional Common Shares of the Registrant pursuant to Rule
462(b) under the Securities Act of 1933. The contents of the Registration
Statement on Form N-2 relating to the same offering and all amendments thereto
(File No. 333-119876), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents and opinions refiled herewith), declared effective by the Securities and Exchange
Commission on December 22, 2004 are incorporated herein by reference.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(1)  Financial Statements

     Part A-- None.

     Part B-- Statement of Assets and Liabilities.

(2)  Exhibits

Exhibits

(a) Amended and Restated Agreement and Declaration of Trust.(1)
(b) Amended and Restated By-Laws.(1)
(c) Inapplicable.
(d) Form of Specimen Certi?cate.(2)
(e) Dividend Reinvestment Plan.(2)
(f) Inapplicable.
(g)(1) Investment Management Agreement.(2)
(g)(2) Sub-Investment Advisory Agreement.(2)
(h) Form of Underwriting Agreement.(2)
(i) Form of the BlackRock Closed-End Trusts Amended and Restated Deferred
Compensation Plan.(2)
(j)(1) Custody Agreement.(2)
(j)(2) Form of Foreign Custody Manager Agreement.(2)
(k)(1) Form of Stock Transfer Agency Agreement.(2)
(k)(2) Form of Fund Accounting Agreement(2)
(l) Opinion and Consent of Counsel to the Trust.(4)
(m) Inapplicable.
(n) Independent Auditor's Consent.(4)
(o) Inapplicable.
(p) Initial Subscription Agreement.(2)
(q) Inapplicable.
(r)(1) Code of Ethics of Trust.(2)
(r)(2) Code of Ethics of the Advisor.(2)
(r)(3) Code of Ethics of the Sub-Advisor.(2)
(r)(4) Code of Ethics of The PNC Financial Services Group.(2)
(s) Power of Attorney.(3)
-----------------
(1) Previously filed with the Trust's Registration Statement on Form N-2.
(2) Previously filed as an exhibit to Pre-Effective Amendment No. 2 to the
Trust's Registration Statement relating to the common shares filed with the
Securities and Exchange Commission on December 22, 2004.
(3) Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the
Trust's Registration Statement relating to the common shares ?led with the
Securities and Exchange Commission on November 23, 2004.
(4) Filed herewith.

Item 25. Marketing Arrangements

     Reference is made to the Form of Underwriting Agreement for the
Registrant's shares of bene?cial interest to be ?led by amendment to this registration statement.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

     Registration fee .............................................    $ 90,011
     NYSE listing fee .............................................    $ 40,000
     Printing (other than certificates) ...........................    $345,000
     Engraving and printing certificates ..........................    $ 14,407
     Accounting fees and expenses related to the offering .........    $ 15,000
     Legal fees and expenses related to the offering ..............    $210,000
     NASD fee .....................................................    $ 30,500
     Miscellaneous (i.e. Travel) related to the offering ..........    $250,000
                                                                       --------
     Total ........................................................    $994,918
                                                                       ========

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

     None.

ITEM 28. NUMBER OF HOLDERS OF SHARES

     As of December 21, 2004

                                                    NUMBER OF
TITLE OF CLASS                                    RECORD HOLDERS
--------------                                    --------------
       Shares of Beneficial Interest .........   1

ITEM 29. INDEMNIFICATION

     Article V of the Registrant's Agreement and Declaration of Trust provides as follows:

     5.1 No Personal Liability of Shareholders, Trustees, etc. No Shareholder of
the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any
Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.
Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

     5.2 Mandatory Indemnification. (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except

                                      C-2

with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as
"disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a
Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

     (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither
"interested persons" of the Trust (as defined in Section 2(a)(19) of the
Investment Company Act) nor parties to the proceeding ("Disinterested Non-Party
Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2)
if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

     (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or
(iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

     (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are "disinterested persons" (as defined in Section
2(a)(19) of the Investment Company Act) or any other right to which he or she may be lawfully entitled.

     (e) Subject to any limitations provided by the Investment Company Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other
Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the
Delaware

                                      C-3

General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

     5.3 No Bond Required of Trustees. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

     5.4 No Duty of Investigation; Notice in Trust Instruments, etc. No
purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the
Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the
Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees,
officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the
Trustees in their sole judgment shall deem advisable or is required by the
Investment Company Act.

     5.5 Reliance on Experts, etc. Each Trustee and officer or employee of the
Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the
Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a
Trustee.

     Insofar as indemnification for liabilities arising under the Act, may be terminated to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such
Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue. Reference is made to Article of the underwriting agreement attached as Exhibit (h), which is incorporated herein by reference.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     Not Applicable

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

     The Registrant's accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Advisors, Inc., 100 Bellevue
Parkway, Wilmington, Delaware 19809 and at the offices of the Registrant's
Sub-Advisor, Custodian and Transfer Agent.

ITEM 32. MANAGEMENT SERVICES

     Not Applicable

ITEM 33. UNDERTAKINGS

     (1) The Registrant hereby undertakes to suspend the offering of its units until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value

                                      C-4

declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     (2) Not applicable

     (3) Not applicable

     (4) Not applicable

     (5) (a) For the purposes of determining any liability under the Securities
Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497 (h) under the
Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

     (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

     (6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                      C-5

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 22nd day of
December 2004.

                                               /s/ ROBERT S. KAPITO
                                          --------------------------------------
                                          Robert S. Kapito
                                          President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed by the following persons in the capacities set forth below on the 22nd day of December 2004.

              NAME                                   TITLE
              ----                                   -----
        /s/ ROBERT S. KAPITO                   Trustee, President and
--------------------------------------         Chief Executive Officer
           Robert S. Kapito

          /s/ HENRY GABBAY                     Treasurer and Principal
--------------------------------------         Financial Officer
             Henry Gabbay

                *                              Trustee
--------------------------------------
          Andrew F. Brimmer
                                               Trustee

--------------------------------------
         Richard E. Cavanagh

                *                              Trustee
--------------------------------------
            Kent Dixon

                *                              Trustee
--------------------------------------
           Frank J. Fabozzi

                *                              Trustee
--------------------------------------
           R. Glenn Hubbard

                *                              Trustee
--------------------------------------
   James Clayburn La Force, Jr.

                *                              Trustee
--------------------------------------
          Walter F. Mondale

                *                              Trustee
--------------------------------------
         Ralph L. Schlosstein

   /s/ ROBERT S. KAPITO
--------------------------------------
*By:   Robert S. Kapito
       Attorney-in-fact

                               INDEX TO EXHIBITS

Ex. 99(l) Opinion and Consent of Counsel to the Trust

Ex. 99(n) Independent Auditor's Consent